Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of potentially dilutive securities not included in the calculation of the diluted net loss per common share because to do so would be anti-dilutive

	March 31,	March 31,
	2024	2023
Shares issuable upon exercise of the Warrants to purchase Class A Ordinary Shares	12,809,996	12,809,996
Shares issuable upon exercise of options to purchase Class A Ordinary Shares	7,108,188	1,941,933
Shares issuable upon exercise of Z33 Series Seed Preferred Shares Put Right	2,000,000	—
Restricted Share Units	1,421,473	499,993
Restricted Share Awards	374,995	—
Total	23,714,652	15,251,922

	December 31,	December 31,
	2023	2022
Convertible Preferred Shares	—	13,510,415
Shares issuable upon exercise of the Warrants to purchase Class A Ordinary Shares	12,809,996	383,371
Shares issuable upon exercise of options to purchase Class A Ordinary Shares	5,791,065	—
Shares issuable upon exercise of Z33 Series Seed Preferred Shares Put Right	2,000,000	—
Restricted Share Units	1,543,018	—
Restricted Share Awards	499,993
Total	22,644,072	13,893,786